Intangible Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 2,691,285	$ 1,145,741